Debt (Details Narrative) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2014
Notes payable	$ 2,000,000
Loan costs	2,443,699	$ 2,443,699
Accumulated amortization	781,071	293,082
Amortization expense	487,989	$ 1,188,228
Private Placement [Member] | Accredited Investors [Member] | Maximum [Member]
Convertible notes	$ 4,000,000
Note Agreement A [Member]
Notes payable			$ 30,000,000	$ 15,000,000
Interest rate			12.00%
Debt payment description			Accrued interest-only payments were payable:(i) monthly in arrears on the first business day of each following month; and(ii) at any time after the occurrence of an event of default as defined by Note Agreement A.
Note Agreement A [Member] | LIBOR [Member]
Interest rate			11.00%
Note Agreement A [Member] | 90-Day LIBOR [Member]
Interest rate	10.00%	2.00%
Note Agreement [Member]
Notes payable		$ 1,811,850
Interest rate		4.75%
Interest expense		$ 49,154
Note Agreement B [Member]
Notes payable		$ 65,000,000
Interest rate		8.00%
Debt payment description		Payments on Note Agreement B are payable as follows:(i) fixed quarterly payments of $1,750,000; and(ii) an annual variable prepayment equal to 75% of the prior fiscal year free cash flow as defined by Note Agreement B.
Subscription Agreements [Member]
Interest rate		8.00%
Convertible notes		$ 100,000
Redeemed convertible notes		$ 700,000
Warrant term		5 years
Warrants to acquire common shares		4,000
Warrant exercise price		$ 5.00
Subscription Agreements [Member] | Accredited Investors [Member]
Warrants issued					70,000